UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-5567

Colonial Intermediate High Income Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

Vincent Pietropaolo, Esq.

Columbia Management Group, Inc.

One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	7/1/2004 - 6/30/2005

Item 1.           Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

FORM N-Px REPORT

ICA File Number: 811-05567

Reporting Period: 07/01/2004 - 06/30/2005

Colonial Intermediate High Income Fund

COLONIAL INTERMEDIATE HIGH INCOME FUND

AIRGATE PCS, INC.

Ticker:	PCSAD	Security ID:	009367301
Meeting Date:	FEB 15, 2005	Meeting Type:	Special
Record Date:	JAN 12, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

ALAMOSA HOLDINGS, INC.

Ticker:	APCS	Security ID:	011589108
Meeting Date:	JUN 2, 2005	Meeting Type:	Annual
Record Date:	APR 8, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Kendall W. Cowan	For	For	Management
1.2	Elect Director Schuyler B. Marshall	For	For	Management
1.3	Elect Director Thomas F. Riley	For	Withhold	Management
1.4	Elect Director Jane E. Shivers	For	For	Management
2	Amend Qualified Employee Stock Purchase Plan	For	For	Management
3	Amend Omnibus Stock Plan	For	For	Management
4	Ratify Auditors	For	For	Management

ALLIANCE GAMING CORP.

Ticker:	AGI	Security ID:	01859P609
Meeting Date:	DEC 8, 2004	Meeting Type:	Annual
Record Date:	NOV 5, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Jacques Andre	For	For	Management
1.2	Elect Director Richard Haddrill	For	Withhold	Management
2	Amend Omnibus Stock Plan	For	For	Management
3	Ratify Auditors	For	For	Management

ALLIED WASTE INDUSTRIES, INC.

Ticker:	AW	Security ID:	019589308
Meeting Date:	MAY 20, 2005	Meeting Type:	Annual
Record Date:	APR 1, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Charles H. Cotros	For	For	Management
1.2	Elect Director Robert M. Agate	For	For	Management
1.3	Elect Director Leon D. Black	For	For	Management
1.4	Elect Director James W. Crownover	For	For	Management
1.5	Elect Director Michael S. Gross	For	For	Management
1.6	Elect Director Dennis R. Hendrix	For	For	Management
1.7	Elect Director J. Tomilson Hill	For	For	Management
1.8	Elect Director Nolan Lehmann	For	For	Management
1.9	Elect Director Howard A. Lipson	For	For	Management
1.10	Elect Director Antony P. Ressler	For	For	Management
2	Ratify Auditor	For	For	Management
3	Amend Non-Employee Director Omnibus Stock Plan	For	For	Management

AMKOR TECHNOLOGY, INC.

Ticker:	AMKR	Security ID:	031652100
Meeting Date:	JUL 29, 2004	Meeting Type:	Annual
Record Date:	JUN 18, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director James J. Kim	For	For	Management
1.2	Elect Director John N. Boruch	For	For	Management
1.3	Elect Director Winston J. Churchill	For	For	Management
1.4	Elect Director Thomas D. George	For	For	Management
1.5	Elect Director Gregory K. Hinckley	For	For	Management
1.6	Elect Director Juergen Knorr	For	For	Management
1.7	Elect Director John B. Neff	For	For	Management
1.8	Elect Director James W. Zug	For	For	Management
2	Ratify Auditors	For	For	Management

DYNEGY, INC.

Ticker:	DYN	Security ID:	26816Q101
Meeting Date:	MAY 19, 2005	Meeting Type:	Annual
Record Date:	MAR 31, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Charles E. Bayless	For	For	Management
1.2	Elect Director David W. Biegler	For	For	Management
1.3	Elect Director Linda Walker Bynoe	For	For	Management
1.4	Elect Director Thomas D. Clarke, Jr.	For	For	Management
1.5	Elect Director Barry J. Galt	For	Withhold	Management
1.6	Elect Director Patricia A. Hammick	For	For	Management
1.7	Elect Director George L. Mazanec	For	For	Management
1.8	Elect Director Robert C. Oelkers	For	For	Management
1.9	Elect Director Joe J. Stewart	For	For	Management
1.10	Elect Director William L. Trubeck	For	For	Management
1.11	Elect Director Bruce A. Williamson	For	For	Management
2	Change State of Incorporation from Illinois to Delaware	For	For	Management
3	Ratify Auditors	For	For	Management
4	Claw-Back of Awards Under Restatement	Against	For	Shareholder

HORNBECK OFFSHORE SERVICES, INC.

Ticker:	HOS	Security ID:	440543106
Meeting Date:	MAY 3, 2005	Meeting Type:	Annual
Record Date:	MAR 23, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Todd M. Hornbeck	For	For	Management
1.2	Elect Director Patricia B. Melcher	For	For	Management
2	Approve Qualified Employee Stock Purchase Plan	For	For	Management
3	Amend Director Indemnification/Liability Provisions	For	For	Management
4	Ratify Auditors	For	For	Management

NTL INCORPORATED

Ticker:	NTLI	Security ID:	62940M104
Meeting Date:	MAY 19, 2005	Meeting Type:	Annual
Record Date:	APR 11, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director James F. Mooney	For	For	Management
1.2	Elect Director William R. Huff	For	For	Management
1.3	Elect Director George R. Zoffinger	For	For	Management
2	Ratify Auditors	For	For	Management
3	Approve Executive Incentive Bonus Plan	For	For	Management
4	Approve Executive Incentive Bonus Plan	For	For	Management

SBA COMMUNICATIONS CORP.

Ticker:	SBAC	Security ID:	78388J106
Meeting Date:	MAY 18, 2005	Meeting Type:	Annual
Record Date:	MAR 18, 2005

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Steven E. Bernstein	For	For	Management
1.2	Elect Director Duncan H. Cocroft	For	For	Management
1.3	Elect Director Philip L. Hawkins	For	For	Management

WASTE SERVICES INC

Ticker:	WSII	Security ID:	941075103
Meeting Date:	DEC 29, 2004	Meeting Type:	Annual
Record Date:	NOV 23, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David Sutherland-Yoest	For	For	Management
1.2	Elect Director Gary W. DeGroote	For	For	Management

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Colonial Intermediate High Income Fund

By (Signature and Title)*	/s/ Christopher L. Wilson

Christopher L. Wilson, President

Date	August 31, 2005

* Print the name and title of each signing officer under his or her signature.